Investment Risks - WisdomTree Global Alpha Fund	Oct. 06, 2026
Models and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. In addition, the investment model is artificial intelligence-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of artificial intelligence heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability to learn from the data input into the model. As a result, the Fund is subject to the risks that the artificial intelligence element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention in its design or operation. The model’s signals may also fail as a result of coding errors, inaccuracies in the data or other information supporting the model, and/or a cybersecurity breach affecting the model or the third-party model provider. The Sub-Adviser (defined below) retains discretion in determining whether and how to implement any outputs generated by the model, and the Sub-Adviser’s implementation decisions could affect the success of the Fund’s implementation of its strategy. The model may also produce unexpected or anomalous results during periods of significant market volatility or other market disruptions, which may differ materially from the historical data on which the model was trained and could result in losses to the Fund. The aforementioned errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use swaps to implement its principal investment strategies. A swap is an agreement between two parties to exchange the cash flows or values of one specified asset for another. The risks of swaps include, but are not limited to, counterparty credit risk and the potential to increase or decrease the overall volatility of the Fund’s investments and its share price. A futures contract is an agreement to buy or sell assets at a fixed price, but to be delivered and paid for later. Options are financial instruments that provide the right, but not the obligation, to buy or sell an underlying asset at a set price. A forward contract is an agreement to buy or sell a specific security or instrument, such as currencies or commodities, on a future date at a price set at the time of contract. Forward contracts settle at the end of the agreement and are traded in the over-the-counter market. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of swaps, including but not limited to: (1) the success of the Adviser’s and Sub-Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of swaps; and (3) no guarantee that an active market will exist for swaps at any particular time. Other risks specific to these types of derivatives instruments, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Counterparty Credit Risk. The Fund may invest in derivatives and certain other financial instruments involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. As a result, the Fund is subject to the risk that such counterparties may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations. In such case, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Counterparty credit risk also includes the related risk of having potentially significant exposure to such counterparty and the industry in which they operate.

Investment Risk [Member]
Prospectus [Line Items]
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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk [Member]
Prospectus [Line Items]
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■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because certain of the investments held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Active Management Risk [Member]
Prospectus [Line Items]
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■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Cash Redemption Risk [Member]
Prospectus [Line Items]
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■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber-attacks and exacerbate the risks.

Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Financials Sector Risk. The Fund is expected to invest a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, credit rating downgrades, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

Foreign Securities Risk [Member]
Prospectus [Line Items]
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■	Foreign Securities Risk. Investments in non-U.S. securities, including depositary receipts, involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging markets countries.

Geographic Investment Risk [Member]
Prospectus [Line Items]
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■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. The imposition of broad-based tariffs and other trade measures by the U.S. government, and retaliatory measures by U.S. trading partners, may create additional uncertainty and volatility in U.S. and global markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

Geopolitical Risk [Member]
Prospectus [Line Items]
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Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Information Technology Sector Risk. The Fund is expected to invest a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, intense competition, both domestically and internationally, which may adversely impact profit margins, the supply and demand for specific products and services, the pace of technological development (including the development of artificial intelligence and machine learning), and government regulation.

Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Leveraging Risk. Certain transactions of the Fund, such as the use of derivative instruments, will give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

Short Exposure Risk [Member]
Prospectus [Line Items]
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Short Exposure Risk. A short exposure through a derivative exposes the Fund to counterparty, credit and leverage risks. The loss on a short exposure, which may be theoretically unlimited, may be greater than a long investment in the security itself because the price of the referenced security may theoretically rise without limit, thereby increasing the final settlement price of the short exposure contract, or if applicable, the price at which the security must be purchased to satisfy any delivery obligation at final settlement. Moreover, there can be no assurance that securities necessary to satisfy any delivery requirements related to any or otherwise offset the exposure from a short position will be available for purchase. The Fund may be unable to enter into a short position at an advantageous time or price, which could limit its ability to obtain the desired short exposure.

Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]
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Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

Tax Risk [Member]
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Tax Risk.  If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may be deferred to the extent that the Fund has unrealized gains with respect to the other offsetting position in such straddle; (2) the Fund’s holding period in straddle positions be reset if the position has not reached a long-term holding period before the straddle was established and does not begin as long as the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”), be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.

U.S. Treasuries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	U.S. Treasuries Risk. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.